Equity method investment (Tables)	6 Months Ended
Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Carrying Value of our Equity Method Investment
The table below sets forth the carrying value of our equity method investment:

June 30, 2025
(in $ millions)
Opening balance	0.3
Share options expense to employees of acquiree (1)	0.1
Equity in net income (loss) (2)	—
Closing balance	0.4

(1) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management AS (“2020 Bulkers Management”).

(2) Equity in net income (loss) from equity method investment for the three and six months ended June 30, 2025 amounted to $1,000 (loss) and $4,000 (income), respectively